LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Schedule of Loss Per Share
 Details of the number of shares and loss used in the computation of loss per share:

	Year ended December 31,
	2018		2017		2016
	Weighted number of shares *)	Loss attributable to equity holders of the Company	Weighted number of shares *)	Loss attributable to equity holders of the Company	Weighted number of shares *)	Loss attributable to equity holders of the Company

Number of shares and loss	25,753,411	(20,758)	25,673,276	(20,838)	25,444,733	(19,592)

*)	To compute diluted loss per share, potential ordinary shares have not been taken into account due to their anti-dilutive effect.